Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Operating segments [Abstract]
Number of operating segments | segment	1
Disclosure of geographical areas [line items]
Product revenue	$ 26,325	$ 36,831	$ 33,616
Cellular IoT systems
Disclosure of geographical areas [line items]
Product revenue	22,709	36,831	33,616
Radio transceivers for all wireless systems
Disclosure of geographical areas [line items]
Product revenue	3,616	0	0
Products | Goods or services transferred at point in time [member]
Disclosure of geographical areas [line items]
Product revenue	15,489	12,007	8,060
license fee | Goods or services transferred at point in time [member]
Disclosure of geographical areas [line items]
revenue from sales of other services	8,036	19,353	2,846
license fee | Goods or services transferred over time [member]
Disclosure of geographical areas [line items]
revenue from sales of other services	0	3,230	20,151
Development and other services transferred over time | Goods or services transferred at point in time [member]
Disclosure of geographical areas [line items]
revenue from sales of license	1,164	0	23
Development and other services transferred over time | Goods or services transferred over time [member]
Disclosure of geographical areas [line items]
revenue from sales of license	1,062	2,241	2,536
Royalties
Disclosure of geographical areas [line items]
revenue from sales of license	574	0	0
Total Asia
Disclosure of geographical areas [line items]
Product revenue	10,550	12,669	21,823
Taiwan
Disclosure of geographical areas [line items]
Product revenue	893	468	29
China
Disclosure of geographical areas [line items]
Product revenue	7,261	11,458	21,702
Rest of Asia
Disclosure of geographical areas [line items]
Product revenue	436	47	43
Germany
Disclosure of geographical areas [line items]
Product revenue	629	687	1,001
China
Disclosure of geographical areas [line items]
Product revenue	9,248	20,368	8,666
Rest of world (no single country representing more than 10%)
Disclosure of geographical areas [line items]
Product revenue	2,941	1,702	841
Japan
Disclosure of geographical areas [line items]
Product revenue	1,960	696	49
FRANCE
Disclosure of geographical areas [line items]
Product revenue	$ 2,957	$ 1,405	$ 1,285
Revenue Risk [Member] | International
Disclosure of geographical areas [line items]
Concentration Risk, Percentage	88.80%	96.20%	96.20%